Mezzanine Equity and Stockholders' Deficit - Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended
	Jun. 25, 2024	Jun. 30, 2024	Jul. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Mezzanine Equity and Stockholders' Deficit
Exchange preferred stock for pre-funded warrants (shares)			(207,902)
Number of Shares Authorized			4,939,946		4,939,946
Shares Issued		4,732,044	4,732,044		4,939,946	4,939,946	4,939,946	4,939,946
Conversion of preferred stock					4,939,946
Carrying Value		$ 86,783	$ 86,783		$ 91,469	$ 91,469	$ 91,469	$ 91,469
Number of Common Stock Equivalent Shares					4,939,946
Liquidation Preference					$ 91,637
Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Exchange preferred stock for pre-funded warrants (shares)		(207,902)
Number of Shares Authorized		4,939,946			4,939,946			4,939,946
Shares Issued		4,732,044			4,939,946		4,939,946	4,939,946	4,939,946
Conversion of preferred stock		4,732,044			4,939,946			4,939,946
Carrying Value		$ 86,783			$ 91,469		$ 91,469	$ 91,469	$ 91,469
Number of Common Stock Equivalent Shares		4,732,044			4,939,946			4,939,946
Liquidation Preference		$ 86,936			$ 91,637			$ 91,637
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized					270,856
Shares Issued					270,856
Carrying Value					$ 2,500
Conversion Price Per Share				$ 9.23	$ 9.23
Number of Common Stock Equivalent Shares					270,856
Liquidation Preference					$ 2,500
Series A Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		270,856			270,856			270,856
Shares Issued		270,856			270,856
Conversion of preferred stock		270,856			270,856
Carrying Value		$ 2,500			$ 2,500			$ 2,500
Conversion Price Per Share		$ 9.23			$ 9.23			$ 9.23
Number of Common Stock Equivalent Shares		270,856			270,856			270,856
Liquidation Preference		$ 2,500			$ 2,500			$ 2,500
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized					815,730
Shares Issued					815,730
Carrying Value					$ 10,626
Conversion Price Per Share				13.04	$ 13.04
Number of Common Stock Equivalent Shares					815,730
Liquidation Preference					$ 10,637
Series B Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		815,730			815,730			815,730
Shares Issued		815,730			815,730
Conversion of preferred stock		815,730			815,730
Carrying Value		$ 10,626			$ 10,626			$ 10,626
Conversion Price Per Share		$ 13.04			$ 13.04			$ 13.04
Number of Common Stock Equivalent Shares		815,730			815,730			815,730
Liquidation Preference		$ 10,637			$ 10,637			$ 10,637
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized					981,596
Shares Issued					981,596
Carrying Value					$ 15,988
Conversion Price Per Share				16.3	$ 16.3
Number of Common Stock Equivalent Shares					981,596
Liquidation Preference					$ 16,000
Series C Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		981,596			981,596			981,596
Shares Issued		981,596			981,596
Conversion of preferred stock		981,596			981,596
Carrying Value		$ 15,988			$ 15,988			$ 15,988
Conversion Price Per Share		$ 16.3			$ 16.3			$ 16.3
Number of Common Stock Equivalent Shares		981,596			981,596			981,596
Liquidation Preference		$ 16,000			$ 16,000			$ 16,000
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized					992,064
Shares Issued					992,064
Carrying Value					$ 19,990
Conversion Price Per Share				20.16	$ 20.16
Number of Common Stock Equivalent Shares					992,064
Liquidation Preference					$ 20,000
Series D Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		992,064			992,064			992,064
Shares Issued		992,064			992,064
Conversion of preferred stock		992,064			992,064
Carrying Value		$ 19,990			$ 19,990			$ 19,990
Conversion Price Per Share		$ 20.16			$ 20.16			$ 20.16
Number of Common Stock Equivalent Shares		992,064			992,064			992,064
Liquidation Preference		$ 20,000			$ 20,000			$ 20,000
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of preferred stocks extinguished	207,902
Number of Shares Authorized					1,879,700
Shares Issued					1,879,700
Carrying Value					$ 42,365
Conversion Price Per Share				$ 22.61	$ 22.61
Number of Common Stock Equivalent Shares					1,879,700
Liquidation Preference					$ 42,500
Series E Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of preferred stocks extinguished	207,902
Number of Shares Authorized		1,879,700			1,879,700			1,879,700
Shares Issued		1,671,798			1,879,700
Conversion of preferred stock		1,671,798			1,879,700
Carrying Value		$ 37,679			$ 42,365			$ 42,365
Conversion Price Per Share		$ 22.61			$ 22.61			$ 22.61
Number of Common Stock Equivalent Shares		1,671,798			1,879,700			1,879,700
Liquidation Preference		$ 37,799			$ 42,500			$ 42,500
Series E Preferred Stock Class | Pre-funded Warrants
Mezzanine Equity and Stockholders' Deficit
Exchange preferred stock for pre-funded warrants (shares)	207,902
Series E Preferred Stock Class | Pre-funded Warrants | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Exchange preferred stock for pre-funded warrants (shares)	207,902